Deposits	6 Months Ended
Jun. 30, 2019
Deposits [Abstract]
Deposits

Note 6. Deposits

Deposits were comprised of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Deposits	$4,500	$4,500
Deposits	$4,500	$4,500

Deposits as of June 30, 2019 and December 31, 2018 reflect down payments made to vendors and service providers.